Share-based Payment (Tables)	3 Months Ended
Mar. 31, 2025
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Summary of Share Based Payment

The following table specifies the number of outstanding RSUs and PSUs:

	Restricted Stock Units	Performance Stock Units	Total
Outstanding	(Number)
January 1, 2025	993,807	156,667	1,150,474
Granted during the period	634,589	73,583	708,172
Settled during the period	(60,056)	(15,716)	(75,772)
Transferred during the period	(321,392)	(46,588)	(367,980)
Forfeited during the period	(25,760)	(2,688)	(28,448)
March 31, 2025	1,221,188	165,258	1,386,446
Specified by vesting year
2026	583,076	86,659	669,735
2027	427,429	54,066	481,495
2028	210,683	24,533	235,216
March 31, 2025	1,221,188	165,258	1,386,446

Summary of Weighted Average Exercise Prices and Movements in Warrants

The following table specifies the number and weighted average exercise prices of, and movements in warrants:

	Warrants	Weighted Average Exercise Price
	(Number)	(EUR)
Outstanding
January 1, 2025	6,204,122	93.25
Granted during the period	148,663	126.98
Exercised during the period	(281,078)	46.66
Forfeited during the period	(54,550)	95.24
March 31, 2025	6,017,157	96.26
Vested at March 31, 2025	5,057,771	92.31